UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  September 30
Date of reporting period: March 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------

           -----------------------------------------------------------
                                  SMITH BARNEY
                               GROUP SPECTRUM FUND
           -----------------------------------------------------------

              CLASSIC SERIES | SEMI-ANNUAL REPORT | MARCH 31, 2004

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Capital Markets Inc.

           -----------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
           -----------------------------------------------------------

--------------------------------------------------------------------------------


[LOGO] Classic Series

Semi-Annual Report o March 31, 2004

SMITH BARNEY
GROUP SPECTRUM FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Smith Barney Group Spectrum Fund seeks capital appreciation. The fund seeks to outperform the S&P 500 Index by investing in the common stocks that comprise the sub-industries of the S&P 500 Index that have been determined by the Smith Barney Group Spectrum Allocation Model as likely to outperform the entire S&P 500 Index.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
October 30, 2000


What's Inside

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    3

Statement of Assets and Liabilities .......................................   11

Statement of Operations ...................................................   12

Statements of Changes in Net Assets .......................................   13

Notes to Financial Statements .............................................   14

Financial Highlights ......................................................   18

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The economic recovery extended with gross domestic product ("GDP")(i) growth near 4% in the first quarter of 2004 on the heels of the approximately 6% growth attained in the second half of 2003. The consumer has been surprisingly resilient due, predominantly, to the low interest rate environment. This has resulted in a continued strength in housing and retail sales. Employment growth, however, has been weak and has continued to be one of the main areas of concern. However, after the reporting period, the U.S. Labor Department reported a 308,000 increase in non-farm payrolls, the largest increase in approximately four years and is clearly a positive sign for the economy. In addition, employment tends to be a lagging indicator and, therefore, it is consistent that improvement in this metric would follow improvement in GDP growth.

The geopolitical concerns that dominated the headlines and gave investors a pause continued into the first quarter, especially with the situation in Iraq, the Middle East and the terrorist attack in Spain. The U.S. presidential race appeared to solidify with Massachusetts Senator John Kerry set to challenge George Bush for the presidency. At this point, however, it does not appear as if the race played a role in the broad performance of equities.

The Smith Barney Group Spectrum Fund seeks to outperform the S&P 500 Index(ii) by investing to the extent that the fund is invested, in equity securities, in the common stocks that comprise the sub-industries of the S&P 500 Index that have been determined by the Smith Barney Group Spectrum Allocation Model as likely to outperform the entire S&P 500 Index. The Allocation Model tracks more than 100 sub-industries that comprise the S&P 500 Index and employs technical analysis of each sub-industry to compile on a weekly basis a "buy," "hold," "avoid" or "sell" recommendation for each such sub-industry.

Performance Review

Within this environment, the fund performed as follows: For the six months ended March 31, 2004, Class A shares of the fund, excluding sales charges, returned 9.15%. These shares underperformed the fund's unmanaged benchmark the S&P 500 Index, which returned 14.07% for the same period. They also underperformed the fund's Lipper large-cap core funds category average, which returned 12.38% for the same period.(1)

A principle reason for the fund's underperformance versus the S&P 500 Index during the last six months was the fairly large "cash" position it held through the period ended March 31st. As a reminder, cash may build in the Allocation Model to the extent that there are sufficient downgrades (from "hold" to "avoid," for example). Another contributing factor was the market's tendency for sectors to rotate rapidly in and out of favor. As trends are harder to identify, we believe it is difficult to capture the out-performance of the favorable sectors. In addition, the fund's performance was also hurt by the relative outperformance of small- and mid-cap stocks. The fund did not have as large a weighting in small- and mid-cap stocks compared to large-caps, so it could take advantage of the relative outperformance of small- and mid-cap stocks compared to large caps. The fund's Allocation Model attempts to own over one-times market weight in a sub-industry on the Model's Hold list and attempts to own over two-times market weight in a sub-industry upgraded to the Buy list.

In early April, the fund's cash position was reduced. The fund is overweight compared to the benchmark in the financial and utility sectors. It is also overweight in the energy sector.


(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended March 31, 2004, calculated among the 1,055 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


       1   Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

--------------------------------------------------------------------------------
                              PERFORMANCE SNAPSHOT
                              AS OF MARCH 31, 2004
                           (excluding sales charges)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      6 Months
--------------------------------------------------------------------------------
  Class A Shares                                                        9.15%
--------------------------------------------------------------------------------
  S&P 500 Index                                                        14.07%
--------------------------------------------------------------------------------
  Lipper Large-Cap Core Funds Category Average                         12.38%
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 8.71% and Class L shares returned 8.83% over the six months ended March 31, 2004.

Effective February 2, 2004, initial sales charges on Smith Barney Class L shares were suspended.

All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended March 31, 2004, calculated among the 1,055 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

--------------------------------------------------------------------------------

Special Shareholder Notice

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. The current expenses, management fees, and sales charges have not changed.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 14, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 3 through 10 for a list and percentage breakdown of the fund's holdings.

RISKS: The fund could lose money if the Allocation Model's sub-industry recommendations are incorrect; if the U.S. stock markets perform poorly relative to other types of investments; if the fund is unable to achieve a high correlation with the performance of the Allocation Model. The fund may use derivatives, which can be illiquid, may disproportionately increase losses and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) Gross domestic product is a market value of goods and services produced by labor and property in a given country.
(ii) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.


       2   Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                               March 31, 2004
================================================================================

  SHARES                               SECURITY                                    VALUE
============================================================================================
COMMON STOCK -- 84.0%

CONSUMER DISCRETIONARY -- 12.0%

Hotels, Restaurants and Leisure -- 1.7%
      3,280   Darden Restaurants, Inc.                                          $     81,311
      3,338   Harrah's Entertainment, Inc.                                           183,223
     10,403   International Game Technology                                          467,719
     25,112   McDonald's Corp.                                                       717,450
      7,884   Starbucks Corp.*                                                       297,621
      2,267   Wendy's International, Inc.                                             92,244
      5,854   Yum! Brands, Inc.*                                                     222,393
--------------------------------------------------------------------------------------------
                                                                                   2,061,961
--------------------------------------------------------------------------------------------
Household Durables -- 0.9%
      1,405   American Greetings Corp., Class A Shares*                               31,992
      1,340   The Black & Decker Corp.                                                76,300
      2,221   Centex Corp.                                                           120,067
      3,016   Fortune Brands, Inc.                                                   231,116
        851   KB Home                                                                 68,761
      3,744   Leggett & Platt, Inc.                                                   88,770
      1,342   Maytag Corp.                                                            42,367
      5,673   Newell Rubbermaid Inc.                                                 131,614
      2,251   Pulte Homes, Inc.                                                      125,156
        995   Snap-on Inc.                                                            32,178
      1,385   The Stanley Works                                                       59,112
      1,190   Whirlpool Corp.                                                         81,955
--------------------------------------------------------------------------------------------
                                                                                   1,089,388
--------------------------------------------------------------------------------------------
Internet and Catalog Retail -- 0.6%
     10,784   eBay Inc.*                                                             747,655
--------------------------------------------------------------------------------------------
Multiline Retail -- 5.5%
      2,029   Big Lots, Inc.*                                                         29,420
      7,837   Costco Wholesale Corp.*                                                294,358
      1,473   Dillard's, Inc., Class A Shares                                         28,223
      5,848   Dollar General Corp.                                                   112,282
      2,987   Family Dollar Stores, Inc.                                             107,383
      3,170   Federated Department Stores, Inc.                                      171,338
      4,787   J.C. Penney Co., Inc.                                                  166,492
      5,961   Kohl's Corp.*                                                          288,095
      5,060   The May Department Stores Co.                                          174,975
      2,409   Nordstrom, Inc.                                                         96,119
      3,908   Sears Roebuck & Co.                                                    167,888
     15,818   Target Corp.                                                           712,443
     74,042   Wal-Mart Stores, Inc.                                                4,419,567
--------------------------------------------------------------------------------------------
                                                                                   6,768,583
--------------------------------------------------------------------------------------------
Specialty Retail -- 2.5%
     16,891   The Gap, Inc.                                                          370,251
     39,692   The Home Depot, Inc.                                                 1,482,893
      8,788   Limited Brands, Inc.                                                   175,760
     13,718   Lowe's Cos., Inc.                                                      769,991
      2,543   The Sherwin-Williams Co.                                                97,727
      9,489   The TJX Cos., Inc.                                                     233,050
--------------------------------------------------------------------------------------------
                                                                                   3,129,672
--------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

       3   Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

  SHARES                               SECURITY                                    VALUE
============================================================================================
Textiles and Apparel -- 0.8%
      2,408   Jones Apparel Group, Inc.                                         $     87,049
      2,080   Liz Claiborne, Inc.                                                     76,315
      7,833   NIKE Inc., Class B Shares                                              609,956
      1,753   Reebok International Ltd.                                               72,487
      2,060   V.F. Corp.                                                              96,202
--------------------------------------------------------------------------------------------
                                                                                     942,009
--------------------------------------------------------------------------------------------
              TOTAL CONSUMER DISCRETIONARY                                        14,739,268
============================================================================================

CONSUMER STAPLES -- 9.1%

Food and Drug Retailing -- 0.6%
      3,489   SUPERVALU Inc.                                                         106,554
     16,736   SYSCO Corp.                                                            653,541
--------------------------------------------------------------------------------------------
                                                                                     760,095
--------------------------------------------------------------------------------------------
Food Products -- 1.9%
     18,500   Archer-Daniels-Midland Co.                                             312,095
      7,184   Campbell Soup Co.                                                      195,908
      9,384   ConAgra Foods, Inc.                                                    252,805
      6,551   General Mills, Inc.                                                    305,801
      6,154   H.J. Heinz Co.                                                         229,483
      2,274   Hershey Foods Corp.                                                    188,401
      7,207   Kellogg Co.                                                            282,803
      2,400   McCormick & Co., Inc.                                                   80,448
     13,828   Sara Lee Corp.                                                         302,280
      3,930   Wm. Wrigley Jr. Co.                                                    232,342
--------------------------------------------------------------------------------------------
                                                                                   2,382,366
--------------------------------------------------------------------------------------------
Household Products -- 3.4%
      4,192   The Clorox Co.                                                         205,031
     10,624   Colgate-Palmolive Co.                                                  585,382
     10,005   Kimberly-Clark Corp.                                                   631,316
     25,781   The Procter & Gamble Co.                                             2,703,911
--------------------------------------------------------------------------------------------
                                                                                   4,125,640
--------------------------------------------------------------------------------------------
Personal Products -- 1.5%
      2,670   Alberto-Culver Co.                                                     117,133
      6,982   Avon Products, Inc.                                                    529,724
     29,868   The Gillette Co.                                                     1,167,839
--------------------------------------------------------------------------------------------
                                                                                   1,814,696
--------------------------------------------------------------------------------------------
Tobacco -- 1.7%
     35,796   Altria Group, Inc.                                                   1,949,092
      1,480   R.J. Reynolds Tobacco Holdings, Inc.                                    89,540
      2,900   UST Inc.                                                               104,690
--------------------------------------------------------------------------------------------
                                                                                   2,143,322
--------------------------------------------------------------------------------------------
              TOTAL CONSUMER STAPLES                                              11,226,119
============================================================================================

ENERGY -- 14.7%

Energy Equipment and Services -- 1.9%
      9,711   Baker Hughes Inc.                                                      354,257
      4,617   BJ Services Co.*                                                       199,778
     12,705   Halliburton Co.                                                        386,105
      2,547   Nabors Industries, Ltd.*                                               116,525


                       See Notes to Financial Statements.

       4   Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

  SHARES                               SECURITY                                    VALUE
============================================================================================
Energy Equipment and Services -- 1.9% (continued)
      2,333   Noble Corp.*                                                      $     89,634
      1,809   Rowan Cos., Inc.*                                                       38,152
     17,073   Schlumberger Ltd.                                                    1,090,111
      5,560   Transocean Inc.*                                                       155,068
--------------------------------------------------------------------------------------------
                                                                                   2,429,630
--------------------------------------------------------------------------------------------
Oil and Gas -- 12.8%
      2,656   Amerada Hess Corp.                                                     173,384
      7,511   Anadarko Petroleum Corp.                                               389,520
      9,673   Apache Corp.                                                           417,583
      2,244   Ashland Inc.                                                           104,324
      5,905   Burlington Resources Inc.                                              375,735
     31,616   ChevronTexaco Corp.                                                  2,775,252
     20,221   ConocoPhillips                                                       1,411,628
      6,941   Devon Energy Corp.                                                     403,619
      3,435   EOG Resources, Inc.                                                    157,632
    193,811   Exxon Mobil Corp.                                                    8,060,599
      3,010   Kerr-McGee Corp.                                                       155,015
     10,056   Marathon Oil Corp.                                                     338,586
     11,471   Occidental Petroleum Corp.                                             528,240
      2,493   Sunoco, Inc.                                                           155,513
      7,729   Unocal Corp.                                                           288,137
--------------------------------------------------------------------------------------------
                                                                                  15,734,767
--------------------------------------------------------------------------------------------
              TOTAL ENERGY                                                        18,164,397
============================================================================================

FINANCIALS -- 23.7%

Banks -- 7.6%
     25,226   Bank of America Corp.                                                2,042,801
     10,913   The Bank of New York Co., Inc.                                         343,759
     19,491   Bank One Corp.                                                       1,062,649
      3,052   Comerica Inc.                                                          165,785
     18,626   FleetBoston Financial Corp.+                                           836,307
      2,552   Golden West Financial Corp.                                            285,696
      6,067   Mellon Financial Corp.                                                 189,836
      3,107   Northern Trust Corp.                                                   144,755
     33,424   U.S. Bancorp                                                           924,174
     22,891   Wachovia Corp.                                                       1,075,877
     15,111   Washington Mutual, Inc.                                                645,391
     29,457   Wells Fargo & Co.                                                    1,669,328
--------------------------------------------------------------------------------------------
                                                                                   9,386,358
--------------------------------------------------------------------------------------------
Diversified Financials -- 8.7%
     23,072   American Express Co.                                                 1,196,283
      1,485   The Bear Stearns Cos. Inc.                                             130,205
      4,142   Capital One Financial Corp.                                            312,431
     19,429   The Charles Schwab Corp.                                               225,571
      3,093   Countrywide Financial Corp.                                            296,619
     16,326   Fannie Mae                                                           1,213,838
      1,532   Federated Investors, Inc., Class B Shares                               48,150
      3,517   Franklin Resources, Inc.                                               195,827
     11,568   Freddie Mac                                                            683,206
      6,921   The Goldman Sachs Group, Inc.                                          722,206


                       See Notes to Financial Statements.

       5   Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

  SHARES                               SECURITY                                    VALUE
============================================================================================
Diversified Financials -- 8.7% (continued)
     41,481   J.P. Morgan Chase & Co.                                           $  1,740,128
      3,394   Janus Capital Group, Inc.                                               55,594
      3,970   Lehman Brothers Holdings Inc.                                          328,994
     22,918   MBNA Corp.                                                             633,224
     13,896   Merrill Lynch & Co., Inc.                                              827,646
      3,047   Moody's Corp.                                                          215,728
     15,710   Morgan Stanley                                                         900,183
      5,579   Principal Financial Group, Inc.                                        198,780
      5,205   Providian Financial Corp.*                                              68,186
      8,086   SLM Corp.                                                              338,399
      4,729   State Street Corp.                                                     246,523
      1,774   T. Rowe Price Group Inc.                                                95,494
--------------------------------------------------------------------------------------------
                                                                                  10,673,215
--------------------------------------------------------------------------------------------
Insurance -- 6.2%
     14,827   AFLAC Inc.                                                             595,156
     45,727   American International Group, Inc.                                   3,262,621
      5,309   Aon Corp.                                                              148,174
      5,106   The Hartford Financial Services Group, Inc.                            325,252
      4,078   Jefferson-Pilot Corp.                                                  224,331
      8,364   John Hancock Financial Services, Inc.                                  365,423
      5,146   Lincoln National Corp.                                                 243,509
      3,250   Loews Corp.                                                            191,945
      8,977   Marsh & McLennan Cos., Inc.                                            415,635
     21,978   MetLife, Inc.                                                          784,175
      1,654   MGIC Investment Corp.                                                  106,236
     15,627   Prudential Financial, Inc.                                             699,777
      3,272   Torchmark Corp.                                                        176,001
      8,559   UnumProvident Corp.                                                    125,218
--------------------------------------------------------------------------------------------
                                                                                   7,663,453
--------------------------------------------------------------------------------------------
Real Estate -- 1.2%
      2,832   Apartment Investment and Management Co., Class A Shares                 88,047
     12,101   Equity Office Properties Trust                                         349,598
      8,431   Equity Residential                                                     251,665
      5,544   Plum Creek Timber Co., Inc.                                            180,069
      5,481   ProLogis                                                               196,603
      5,791   Simon Property Group, Inc.                                             338,426
--------------------------------------------------------------------------------------------
                                                                                   1,404,408
--------------------------------------------------------------------------------------------
              TOTAL FINANCIALS                                                    29,127,434
============================================================================================

HEALTHCARE -- 6.8%

Healthcare Equipment and Supplies -- 4.6%
      5,250   Applera Corp. -- Applied Biosystems Group                              103,845
      1,557   Bausch & Lomb, Inc.                                                     93,373
     15,529   Baxter International, Inc.                                             479,691
      6,430   Becton Dickinson & Co.                                                 311,726
      6,509   Biomet, Inc.                                                           249,685
     20,844   Boston Scientific Corp.*                                               883,369
      1,319   C.R. Bard, Inc.                                                        128,787
      7,926   Guidant Corp.                                                          502,271
      4,101   IMS Health Inc.                                                         95,389


                       See Notes to Financial Statements.

       6   Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

  SHARES                               SECURITY                                    VALUE
============================================================================================
Healthcare Equipment and Supplies -- 4.6% (continued)
     30,845   Medtronic, Inc.                                                   $  1,472,849
      1,450   Millipore Corp.*                                                        74,501
      4,390   St. Jude Medical, Inc.*                                                316,519
      5,076   Stryker Corp.                                                          449,378
      6,153   Zimmer Holdings, Inc.*                                                 453,968
--------------------------------------------------------------------------------------------
                                                                                   5,615,351
--------------------------------------------------------------------------------------------
Healthcare Providers and Services -- 2.1%
      3,046   Aetna Inc.                                                             273,287
      2,747   Anthem, Inc.*                                                          248,988
     13,268   Caremark Rx, Inc.*                                                     441,161
      2,801   CIGNA Corp.                                                            165,315
      1,328   Express Scripts, Inc.*                                                  99,056
      3,221   Humana Inc.*                                                            61,263
      1,774   Quest Diagnostics Inc.                                                 146,940
     12,435   UnitedHealth Group Inc.                                                801,311
      3,081   WellPoint Health Networks Inc.*                                        350,371
--------------------------------------------------------------------------------------------
                                                                                   2,587,692
--------------------------------------------------------------------------------------------
Pharmaceuticals -- 0.1%
      4,630   Medco Health Solutions, Inc. *                                         157,420
--------------------------------------------------------------------------------------------
              TOTAL HEALTHCARE                                                     8,360,463
============================================================================================

INDUSTRIALS -- 2.5%

Building Products -- 0.5%
      2,129   American Standard Cos. Inc.*                                           242,174
     13,339   Masco Corp.                                                            406,039
--------------------------------------------------------------------------------------------
                                                                                     648,213
--------------------------------------------------------------------------------------------
Commercial Services and Supplies -- 1.2%
      3,169   Apollo Group, Inc., Class A Shares*                                    272,883
      2,012   Avery Dennison Corp.                                                   125,167
     18,130   Cendant Corp.                                                          442,191
      3,077   Cintas Corp.                                                           133,819
        909   Deluxe Corp.                                                            36,451
      2,502   Equifax Inc.                                                            64,602
      3,207   H&R Block, Inc.                                                        163,653
      4,255   Pitney Bowes Inc.                                                      181,306
--------------------------------------------------------------------------------------------
                                                                                   1,420,072
--------------------------------------------------------------------------------------------
Construction and Engineering -- 0.0%
      1,167   Fluor Corp.                                                             45,151
--------------------------------------------------------------------------------------------
Machinery -- 0.8%
      5,952   Caterpillar Inc.                                                       470,625
        743   Cummins Inc.                                                            43,428
      4,174   Deere & Co.                                                            289,300
      1,197   Navistar International Corp.*                                           54,882
      3,000   PACCAR Inc.                                                            168,720
--------------------------------------------------------------------------------------------
                                                                                   1,026,955
--------------------------------------------------------------------------------------------
              TOTAL INDUSTRIALS                                                    3,140,391
============================================================================================


                       See Notes to Financial Statements.

       7   Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

  SHARES                               SECURITY                                    VALUE
============================================================================================
INFORMATION TECHNOLOGY -- 4.0%

Communications Equipment -- 3.6%
     11,229   ADC Telecommunications, Inc.*                                     $     32,564
      2,210   Andrew Corp.*                                                           38,675
      5,911   Avaya Inc.*                                                             93,867
      6,612   CIENA Corp.*                                                            32,862
     95,680   Cisco Systems, Inc.*                                                 2,250,394
      2,684   Comverse Technology, Inc.*                                              48,688
     18,764   Corning, Inc.*                                                         209,782
     19,991   JDS Uniphase Corp.*                                                     81,363
     59,305   Lucent Technologies Inc.*                                              243,744
     32,585   Motorola, Inc.                                                         573,496
     11,208   QUALCOMM, Inc.                                                         744,435
      2,123   Scientific-Atlanta, Inc.                                                68,658
      5,782   Tellabs, Inc.*                                                          49,899
--------------------------------------------------------------------------------------------
                                                                                   4,468,427
--------------------------------------------------------------------------------------------
Office Electronics -- 0.2%
     14,307   Xerox Corp.*                                                           208,453
--------------------------------------------------------------------------------------------
Software -- 0.2%
      5,417   Electronic Arts Inc.*                                                  292,301
--------------------------------------------------------------------------------------------
              TOTAL INFORMATION TECHNOLOGY                                         4,969,181
============================================================================================

MATERIALS -- 1.4%

Chemicals -- 0.3%
      8,494   Monsanto Co.                                                           311,475
--------------------------------------------------------------------------------------------
Containers and Packaging -- 0.1%
      1,008   Ball Corp.                                                              68,322
      2,813   Pactiv Corp.*                                                           62,589
--------------------------------------------------------------------------------------------
                                                                                     130,911
--------------------------------------------------------------------------------------------
Metals and Mining -- 0.7%
      1,557   Allegheny Technologies, Inc.                                            18,840
      3,465   Freeport-McMoRan Copper & Gold, Inc., Class B Shares                   135,447
      7,559   Newmont Mining Corp.                                                   352,476
      1,511   Nucor Corp.                                                             92,896
      1,873   Phelps Dodge Corp.*                                                    152,949
      2,185   United States Steel Corp.                                               81,435
      1,668   Worthington Industries, Inc.                                            31,976
--------------------------------------------------------------------------------------------
                                                                                     866,019
--------------------------------------------------------------------------------------------
Paper and Forest Products -- 0.3%
      2,199   Louisiana-Pacific Corp.                                                 56,734
      4,566   Weyerhaeuser Co.                                                       299,073
--------------------------------------------------------------------------------------------
                                                                                     355,807
--------------------------------------------------------------------------------------------
              TOTAL MATERIALS                                                      1,664,212
============================================================================================


                       See Notes to Financial Statements.

       8   Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

  SHARES                               SECURITY                                    VALUE
============================================================================================
TELECOMMUNICATION SERVICES -- 4.6%

Diversified Telecommunication Services -- 3.6%
      4,634   ALLTEL Corp.                                                      $    231,190
     11,785   AT&T Corp.                                                             230,632
     27,202   BellSouth Corp.                                                        753,223
      2,141   CenturyTel, Inc.                                                        58,856
      4,224   Citizens Communications Co.*                                            54,659
     26,231   Qwest Communications International Inc.*                               113,056
     49,125   SBC Communications Inc.                                              1,205,527
     13,425   Sprint Corp., Series 1 FON Shares                                      247,423
     41,014   Verizon Communications Inc.                                          1,498,652
--------------------------------------------------------------------------------------------
                                                                                   4,393,218
--------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 1.0%
     46,759   AT&T Wireless Services Inc.*                                           636,390
     18,871   Nextel Communications, Inc., Class A Shares*                           466,680
     17,765   Sprint Corp., Series 1 PCS Shares*                                     163,438
--------------------------------------------------------------------------------------------
                                                                                   1,266,508
--------------------------------------------------------------------------------------------
              TOTAL TELECOMMUNICATION SERVICES                                     5,659,726
============================================================================================

UTILITIES -- 5.2%

Electric Utilities -- 4.8%
      3,296   Allegheny Energy, Inc.*                                                 45,188
      4,723   Ameren Corp.                                                           217,683
     10,256   American Electric Power Co., Inc.                                      337,628
      7,947   CenterPoint Energy, Inc.                                                90,834
      4,623   Cinergy Corp.                                                          189,034
      4,183   CMS Energy Corp.*                                                       37,438
      5,868   Consolidated Edison, Inc.                                              258,779
      4,343   Constellation Energy Group                                             173,503
      8,423   Dominion Resources, Inc.                                               541,599
      4,384   DTE Energy Co.                                                         180,402
      8,459   Edison International                                                   205,469
      5,940   Entergy Corp.                                                          353,430
      8,548   Exelon Corp.                                                           588,701
      8,564   FirstEnergy Corp.                                                      334,681
      4,786   FPL Group, Inc.                                                        319,944
     10,878   PG&E Corp.*                                                            315,136
      2,369   Pinnacle West Capital Corp.                                             93,220
      4,604   PPL Corp.                                                              209,942
      6,363   Progress Energy, Inc.                                                  299,570
     19,011   The Southern Co.                                                       579,835
      4,876   TECO Energy, Inc.                                                       71,336
      8,409   TXU Corp.                                                              241,002
     10,355   Xcel Energy, Inc.                                                      184,423
--------------------------------------------------------------------------------------------
                                                                                   5,868,777
--------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

       9   Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

  SHARES                               SECURITY                                    VALUE
============================================================================================
Gas Utilities -- 0.3%
      2,848   KeySpan Corp.                                                     $    108,851
      2,207   Kinder Morgan, Inc.                                                    139,085
        799   Nicor Inc.                                                              28,149
        676   Peoples Energy Corp.                                                    30,183
      4,070   Sempra Energy                                                          129,426
--------------------------------------------------------------------------------------------
                                                                                     435,694
--------------------------------------------------------------------------------------------
Multi - Utilities -- 0.1%
      4,701   NiSource Inc.                                                           99,896
--------------------------------------------------------------------------------------------
              TOTAL UTILITIES                                                      6,404,367
============================================================================================
              TOTAL COMMON STOCK
              (Cost -- $97,212,610)                                              103,455,558
============================================================================================

   FACE
  AMOUNT                               SECURITY                                    VALUE
============================================================================================
REPURCHASE AGREEMENT -- 16.0%
$19,698,000   UBS Securities LLC dated 3/31/04, 1.000% due 4/1/04;
                Proceeds at maturity -- $19,698,547; (Fully collateralized by U.S. Treasury Bills, due 5/13/04 to 9/23/04;
                Market value -- $20,092,043) (Cost -- $19,698,000)                19,698,000
============================================================================================
              TOTAL INVESTMENTS -- 100.0%
              (Cost -- $116,910,610**)                                          $123,153,558
============================================================================================

*     Non-income producing security.
+ Subsequent to the reporting period, the company was acquired by Bank of America Corp.
**    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

       10  Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                   March 31, 2004
================================================================================

ASSETS:
      Investments, at value (Cost -- $97,212,610)                                             $ 103,455,558
      Repurchase agreement, at value (Cost -- $19,698,000)                                       19,698,000
      Cash                                                                                              141
      Receivable for securities sold                                                              7,018,598
      Dividends and interest receivable                                                             167,641
      Receivable for open equity swap contracts (Note 5)                                            132,052
      Receivable for Fund shares sold                                                                12,200
      Prepaid expenses                                                                               12,041
------------------------------------------------------------------------------------------------------------
      Total Assets                                                                              130,496,231
------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable for securities purchased                                                            9,278,307
      Payable for Fund shares reacquired                                                            130,867
      Management fee payable                                                                         68,535
      Distribution plan fees payable                                                                 39,113
      Payable for closed equity swap contracts (Note 5)                                              28,243
      Accrued expenses                                                                              122,865
------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                           9,667,930
------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                              $ 120,828,301
============================================================================================================

NET ASSETS:
      Par value of capital shares                                                             $      14,180
      Capital paid in excess of par value                                                       222,559,081
      Accumulated net investment loss                                                               (96,059)
      Accumulated net realized loss from investment transactions and equity swap contracts     (108,023,901)
      Net unrealized appreciation of investments and equity swap contracts                        6,375,000
------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                              $ 120,828,301
============================================================================================================

Shares Outstanding:
      Class A                                                                                     1,686,285
      ------------------------------------------------------------------------------------------------------
      Class B                                                                                     2,888,371
      ------------------------------------------------------------------------------------------------------
      Class L                                                                                     9,605,458
      ------------------------------------------------------------------------------------------------------

Net Asset Value:
      Class A (and redemption price)                                                          $        8.71
      ------------------------------------------------------------------------------------------------------
      Class B *                                                                               $        8.49
      ------------------------------------------------------------------------------------------------------
      Class L *                                                                               $        8.50
      ------------------------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
      Class A (net asset value plus 5.26% of net asset value per share)                       $        9.17
============================================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).


                       See Notes to Financial Statements.

       11  Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)      For the Six Months Ended March 31, 2004
================================================================================

INVESTMENT INCOME:
      Dividends                                                                          $  1,036,350
      Interest                                                                                120,918
------------------------------------------------------------------------------------------------------
      Total Investment Income                                                               1,157,268
------------------------------------------------------------------------------------------------------
EXPENSES:
      Distribution plan fees (Note 7)                                                         629,222
      Management fee (Note 2)                                                                 448,132
      Transfer agency services (Note 7)                                                        80,047
      Custody                                                                                  45,458
      Shareholder communications (Note 7)                                                      20,008
      Audit and legal                                                                          12,327
      License fees                                                                              6,895
      Registration fees                                                                         5,268
      Directors' fees                                                                           3,781
      Other                                                                                     2,189
------------------------------------------------------------------------------------------------------
      Total Expenses                                                                        1,253,327
------------------------------------------------------------------------------------------------------
Net Investment Loss                                                                           (96,059)
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND EQUITY SWAP CONTRACTS (NOTES 3 AND 5):
      Realized Gain (Loss) From:
        Investment transactions                                                            15,435,474
        Equity swap contracts                                                                (142,111)
------------------------------------------------------------------------------------------------------
      Net Realized Gain                                                                    15,293,363
------------------------------------------------------------------------------------------------------
      Change in Net Unrealized Appreciation of Investments and Equity Swap Contracts:
        Beginning of period                                                                 9,274,838
        End of period                                                                       6,375,000
------------------------------------------------------------------------------------------------------
      Decrease in Net Unrealized Appreciation                                              (2,899,838)
------------------------------------------------------------------------------------------------------
Net Gain on Investments and Equity Swap Contracts                                          12,393,525
------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                   $ 12,297,466
======================================================================================================


                       See Notes to Financial Statements.

       12  Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended March 31, 2004 (unaudited) and the Year Ended September 30, 2003

                                                                  2004              2003
=============================================================================================
OPERATIONS:
      Net investment loss                                    $     (96,059)    $    (790,318)
      Net realized gain (loss)                                  15,293,363       (10,226,140)
      Increase (decrease) in net unrealized appreciation        (2,899,838)       14,765,254
---------------------------------------------------------------------------------------------
      Increase in Net Assets From Operations                    12,297,466         3,748,796
---------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 8):
      Net proceeds from sale of shares                           1,207,225         7,675,731
      Cost of shares reacquired                                (35,962,340)      (46,939,493)
---------------------------------------------------------------------------------------------
      Decrease in Net Assets From Fund Share Transactions      (34,755,115)      (39,263,762)
---------------------------------------------------------------------------------------------
Decrease in Net Assets                                         (22,457,649)      (35,514,966)

NET ASSETS:
      Beginning of period                                      143,285,950       178,800,916
---------------------------------------------------------------------------------------------
      End of period*                                         $ 120,828,301     $ 143,285,950
=============================================================================================
* Includes accumulated net investment loss of:               $     (96,059)               --
=============================================================================================


                       See Notes to Financial Statements.

       13  Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.    Significant Accounting Policies

The Smith Barney Group Spectrum Fund ("Fund"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of this Fund and eight other separate investment funds: Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value Fund (formerly known as Smith Barney Premier Selections Large Cap Fund), Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund (formerly known as Smith Barney Premier Selections All Cap Growth
Fund), Smith Barney Multiple Discipline Funds -- Global All Cap Growth and Value Fund (formerly known as Smith Barney Premier Selections Global Growth Fund), Smith Barney Small Cap Growth Fund and Smith Barney Small Cap Value Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked price; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (g) gains or losses on the sale of securities are calculated using the specific identification method; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) class specific expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.65% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.


       14  Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended March 31, 2004, the Fund paid transfer agent fees of $68,946 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended March 31, 2004, CGM and its affiliates did not receive any brokerage commissions.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2004, CGM received sales charges of approximately $3,000 and $2,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended March 31, 2004, CDSCs paid to CGM were approximately $82,000 for the Fund's Class B shares.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3.    Investments

During the six months ended March 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $197,211,857
--------------------------------------------------------------------------------
Sales                                                                207,129,949
================================================================================

At March 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                        $7,101,649
Gross unrealized depreciation                                          (858,701)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $6,242,948
================================================================================

4.    Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Equity Swap Contracts

The Fund has the ability to enter into equity index swap contracts. The Fund enters into these contracts to gain exposure to certain equity market sectors. The Fund will record the difference between the initial value of the index underlying the swap


       15  Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

contract and the closing value of such index. These differences are netted out in a cash settlement periodically, with the Fund receiving or paying, as the case may be, only the net amount of the two differences.

At March 31, 2004, the Fund had the following equity swap agreement outstanding:

Swap Counterparty:                          Morgan Stanley
Effective Date:                             3/15/04
Notional Amount (Resets Weekly):            $4,645,747
Payments Made/Received:                     Floating rate (Based on the market
                                            value of the S&P 500 Diversified
                                            Financials Index)
Termination Date:                           2/15/05
Unrealized Appreciation as of 3/31/04:      $132,052
                                            ========

6.    Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At March 31, 2004, the Fund did not have any securities on loan.

7.    Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares, calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended March 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                         Class A        Class B         Class L
================================================================================
Rule 12b-1 Distribution Plan Fees        $20,074        $136,372        $472,776
================================================================================

For the six months ended March 31, 2004, total Transfer Agency Service expenses were as follows:

                                         Class A        Class B         Class L
================================================================================
Transfer Agency Service Expenses         $9,151         $15,966         $54,930
================================================================================

For the six months ended March 31, 2004, total Shareholder Communication expenses were as follows:

                                         Class A        Class B         Class L
================================================================================
Shareholder Communication Expenses       $2,424         $3,914          $13,670
================================================================================

8.    Capital Shares

At March 31, 2004, the Company had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


       16  Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Transactions in shares of each class were as follows:

                                  Six Months Ended                             Year Ended
                                   March 31, 2004                          September 30, 2003
                           -------------------------------           --------------------------------
                             Shares              Amount                Shares              Amount
=====================================================================================================
Class A
Shares sold                    85,031         $    727,111              194,728         $  1,514,166
Shares reacquired            (424,724)          (3,637,380)            (589,261)          (4,546,653)
-----------------------------------------------------------------------------------------------------
Net Decrease                 (339,693)        $ (2,910,269)            (394,533)        $ (3,032,487)
=====================================================================================================

Class B
Shares sold                    15,398         $    127,846              315,358         $  2,395,572
Shares reacquired            (756,033)          (6,342,772)          (1,043,754)          (7,948,376)
-----------------------------------------------------------------------------------------------------
Net Decrease                 (740,635)        $ (6,214,926)            (728,396)        $ (5,552,804)
=====================================================================================================

Class L
Shares sold                    41,672         $    352,268              495,412         $  3,765,993
Shares reacquired          (3,076,055)         (25,982,188)          (4,537,804)         (34,444,464)
-----------------------------------------------------------------------------------------------------
Net Decrease               (3,034,383)        $(25,629,920)          (4,042,392)        $(30,678,471)
=====================================================================================================

9.    Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

10.   Subsequent Event

Effective April 29, 2004, Class L shares were renamed as Class C shares.


       17  Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout the year ended September 30, unless otherwise noted:

Class A Shares                                    2004(1)(2)           2003(2)          2002(2)         2001(2)(3)
========================================================================================================================
Net Asset Value, Beginning of Period            $        7.98       $        7.71    $        9.16     $       11.40
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                                 0.02                0.01             0.04              0.10
   Net realized and unrealized gain (loss)               0.71                0.26            (1.49)            (2.31)
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                      0.73                0.27            (1.45)            (2.21)
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                   --                  --               --             (0.03)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        --                  --               --             (0.03)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $        8.71       $        7.98    $        7.71     $        9.16
------------------------------------------------------------------------------------------------------------------------
Total Return                                             9.15%++             3.50%          (15.83)%          (19.43)%++
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $      14,680       $      16,161    $      18,665     $      33,253
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                              1.15%+              1.11%            1.23%             1.18%+
   Net investment income                                 0.53+               0.17             0.49              1.05+
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   176%                371%             375%              265%
========================================================================================================================

Class B Shares                                    2004(1)(2)           2003(2)          2002(2)         2001(2)(3)
========================================================================================================================
Net Asset Value, Beginning of Period            $        7.81       $        7.61    $        9.11     $       11.40
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)                         (0.01)              (0.05)           (0.02)             0.03
   Net realized and unrealized gain (loss)               0.69                0.25            (1.48)            (2.30)
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                      0.68                0.20            (1.50)            (2.27)
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                   --                  --               --             (0.02)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        --                  --               --             (0.02)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $        8.49       $        7.81    $        7.61     $        9.11
------------------------------------------------------------------------------------------------------------------------
Total Return                                             8.71%++             2.63%          (16.47)%          (19.97)%++
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $      24,532       $      28,348    $      33,160     $      55,932
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                              1.91%+              1.88%            1.98%             1.93%+
   Net investment income (loss)                         (0.23)+             (0.59)           (0.27)             0.29+
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   176%                371%             375%              265%
========================================================================================================================

(1)   For the six months ended March 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the period October 30, 2000 (inception date) to September 30, 2001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


       18  Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout the year ended September 30, unless otherwise noted:

Class L Shares                                    2004(1)(2)           2003(2)          2002(2)         2001(2)(3)
========================================================================================================================
Net Asset Value, Beginning of Period            $        7.81       $        7.61    $        9.11     $       11.40
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)                         (0.01)              (0.04)           (0.02)             0.03
   Net realized and unrealized gain (loss)               0.70                0.24            (1.48)            (2.30)
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                      0.69                0.20            (1.50)            (2.27)
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                   --                  --               --             (0.02)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        --                  --               --             (0.02)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $        8.50       $        7.81    $        7.61     $        9.11
------------------------------------------------------------------------------------------------------------------------
Total Return                                             8.83%++             2.63%          (16.47)%          (19.97)%++
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $      81,616       $      98,777    $     126,976     $     229,096
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                              1.91%+              1.86%            1.97%             1.92%+
   Net investment income (loss)                         (0.23)+             (0.57)           (0.25)             0.31+
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   176%                371%             375%              265%
========================================================================================================================

(1)   For the six months ended March 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the period October 30, 2000 (inception date) to September 30, 2001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


       19  Smith Barney Group Spectrum Fund  |  2004 Semi-Annual Report

(This page intentionally left blank.)

--------------------------------------------------------------------------------
SMITH BARNEY
GROUP SPECTRUM FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DIRECTORS

Paul R. Ades
Dwight B. Crane
R. Jay Gerken, CFA
Chairman
Frank G. Hubbard
Jerome H. Miller
Ken Miller

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kevin Kopczynski
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Investment Funds Inc.
--------------------------------------------------------------------------------

Smith Barney Group Spectrum Fund

The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a Maryland corporation.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.


This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Group Spectrum Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

SMITH BARNEY GROUP SPECTRUM FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com


(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02322 5/04                                                             04-6648

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Funds Inc.

Date: June 4, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Funds Inc.

Date: June 4, 2004


By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Investment Funds Inc.

Date: June 4, 2004